Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2021
13. Cash, Cash Equivalents And Restricted Cash

13. Cash, cash equivalents and restricted cash

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Cash on hand	20	40
Cash at bank	11	310
Restricted cash at bank(1)	66	46
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	97	396

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(1) This related to cash deposits in the bank accounts that are frozen by court order as Chutian was subject to multiple legal proceedings, administrative proceedings, claims and other litigation as a result of overdue payments to service providers and loans payable to the lenders.